CONSOLIDATED BALANCE SHEETS - USD ($)	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
CURRENT ASSETS
Cash	$ 57,739	$ 186,722	$ 784,525
Accounts Receivable	2,801,040	1,870,562	2,753,199
Inventory	426,725	615,096	0
Prepaid fees	147,826	0	0
Accounts Receivable - Other	102,994	30,021	199,701
Total Current Assets	3,536,324	2,702,401	3,737,425
OTHER ASSETS
Cash - restricted	286,043	198,943	141,102
Processing and rail facility	2,802,855	2,914,422	2,914,422
Underground equipment	9,346,692	8,887,045	7,500,512
Surface equipment	4,532,724	3,957,603	3,751,054
Mining rights (net of amortization of $181,385 and $0)	2,036,567	0	0
Less Accumulated Depreciation	(6,600,108)	(4,820,569)	(2,262,855)
Land	0	178,683	178,683
Accounts Receivable - Other	0	127,718	196,347
Note Receivable	4,117,139	4,117,139	4,117,139
Total Other Assets	16,521,912	15,560,984	16,536,404
TOTAL ASSETS	20,058,236	18,263,385	20,273,829
CURRENT LIABILITIES
Accounts payable	6,813,924	5,360,537	2,196,060
Accrued management fee	0	17,840,615	17,840,615
Accrued interest	624,209	336,570	122,945
Accrued dividend on Series B	104,157	0	0
Funds held for others	63,767	82,828	24,987
Due to affiliate	636,378	124,000	74,000
Current portion of long term-debt (net of issuance costs and debt discount)	14,625,099	9,645,154	4,431,006
Current portion of reclamation liability	2,275,848	2,033,862	519,489
Total Current Liabilities	25,143,382	35,423,566	25,209,102
OTHER LIABILITIES
Long-term portion of note payable (net of issuance costs)	5,072,493	5,081,688	4,964,941
Reclamation liability	20,289,527	17,851,195	17,607,384
Total Other Liabilities	25,362,020	22,932,883	22,572,325
Total Liabilities	50,505,402	58,356,449	47,781,427
STOCKHOLDERS' DEFICIT
Additional paid-in capital	19,816,567	1,527,254	88,193
Accumulated deficit	(50,265,183)	(42,019,595)	(27,651,030)
Total American Resources Corporation's Shareholders' Deficit	(30,447,166)	(40,490,920)	(27,562,355)
Non controlling interest	0	397,856	54,757
Total Stockholders' Deficit	(30,447,166)	(40,093,064)	(27,507,598)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	20,058,236	18,263,385	20,273,829
Class A Common stock [Member]
STOCKHOLDERS' DEFICIT
Common stock, value	118	89	0
Series A Preferred Stock [Member]
STOCKHOLDERS' DEFICIT
Preferred stock, value	482	482	482
Series B Preferred Stock [Member]
STOCKHOLDERS' DEFICIT
Preferred stock, value	850	850	$ 0
Series C Preferred Stock [Member]
STOCKHOLDERS' DEFICIT
Preferred stock, value	$ 0	$ 0